RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

(i)
Related Parties

Name of Related Parties	Relationship with the Company
Beijing Puhui Sizhong Technology Limited Company	A company controlled by Mr. Changxun Sun
Changxun Sun, Zhiqiang Xu, Muchao Deng	Three management employees
Beijing Jingu Shitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 55.38% equity interest and has significant influence
Hi Sun Technology (China) Limited	A company that controls Main Access Limited, an entity that is a shareholder of the Company
Shanghai Keshen Information Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence since December 2021
Beijing Lianxinzhihui Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 15.93% equity interest and has significant influence
Shenzhen City Yunjitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 18.52% equity interest and has significant influence
Shenyang Yunrongxin Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence

(ii)
The Company had the following related party transactions for the years ended December 31, 2019, 2020 and 2021:

		Year ended December 31,
	Note	2019	2020	2021
		RMB	RMB	RMB
Interest free loans provided to related parties:
-Three management employees	(a)	-	2,550	-
-Beijing Jingu Shitong Technology Co., Ltd	(a)	-	1,400	-

Interest free loans collected from related parties:
-Three management employees	(a)	310	4,160	900
Beijing Jingu Shitong Technology Co., Ltd	(a)	-	-	1,400

Cloud-based UC&C services provided to a related party:
-Hi Sun Technology (China) Limited	(b)	38,280	30,352	5,158

CPaaS services provided to related parties:
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	2,626	2,360	200
-Shenyang Yunrongxin Technology Co., Ltd	(c)	873	145	532
-Shenzhen City Yunjitong Technology Co., Ltd	(c)	3	3	5
-Beijing Jingu Shitong Technology Co., Ltd	(c)	-	208	99

Sub-lease income from an equity investee:
-Beijing Jingu Shitong Technology Co., Ltd	(d)	-	317	-

Project development services purchased from related parties :
-Hi Sun Technology (China) Limited	(e)	7,111	368	-
-Shenyang Yunrongxin Technology Co., Ltd	(e)	-	1,046	-

Research and development services purchased from a related party:
-Hi Sun Technology (China) Limited	(e)	-	5,667	1,974

Rental expenses paid for a related party:
-Beijing Puhui Sizhong Technology Limited Company	(f)	100	150	-

(a)
Interest free loans provided to and collected from related parties

For the years ended December 31, 2019, 2020 and 2021, the Company provided interest-free loans of nil, RMB2,550 and nil, respectively, to the three management employees of the Group. For the years ended December 31, 2019, 2020 and 2021, the Company collected interest-free loans of RMB310, RMB4,160 and RMB900, respectively, from the three management employees of the Group. As of December 31, 2019, 2020 and 2021, the amounts due from the three management employees were RMB2,510, RMB900 and nil, respectively. The Company received repayments of RMB900 in cash from the three management employees of the Group in January 2021.

For the year ended December 31, 2020, the Company provided interest-free loans of RMB1,400 to Beijing Jingu Shitong Technology Co., Ltd. (“Jingu”). As of December 31, 2020, the amount due from Jingu was RMB1,400. The Company received RMB1,400 in cash from Jingu in January 2021.

(b)
Cloud-based UC&C services provided to a related party

The Company provided Cloud-based UC&C services to subsidiaries of Hi Sun Technology (China) Limited (“Hi Sun Group”), a company which controls Main Access Limited, one of the Company's shareholders. Revenues of RMB38,280 RMB30,352 and RMB5,158 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively. Amounts due from Hi Sun Group were RMB10,136 RMB12,094 and nil as of December 31, 2019, 2020 and 2021, which are included in accounts receivable - related parties, net on the consolidated balance sheets. Deposits for performance guarantee, which are included in amounts due from related parties on the consolidated balance sheets, were RMB3,936 as of December 31, 2019, and 2020, respectively.

The Company provided Cloud-based UC&C services to subsidiaries of Shanghai Keshen Information Technology Co., Ltd (“Shanghai Keshen”) Amounts due from Shanghai Keshen were RMB194 as of December 31, 2021, which are included in accounts receivable - related parties, net on the consolidated balance sheets.

(c)
CPaaS services provided to related parties

The Company provided CPaaS services to Lianxinzhihui. Revenues of RMB2,626 RMB2,360 and RMB200 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively. Amounts due from Lianxinzhihui were nil, RMB270 and RMB3 as of December 31, 2019, 2020 and 2021, which are included in accounts receivable - related parties, net on the consolidated balance sheets. Amounts due to Lianxinzhihui were RMB173, nil and nil as of December 31, 2019, 2020 and 2021, respectively, which is included in amounts due to a related party on the consolidated balance sheets.

The Company provided CPaaS services to Shenyang Yunrongxin Technology Co., Ltd (“Shenyang Yunrongxin”). Revenues of RMB873, RMB145 and RMB532 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively. Amounts due from Shenyang Yunrongxin were RMB72, RMB40 and RMB107 as of December 31, 2019, 2020 and 2021, which are included in accounts receivable - related parties, net on the consolidated balance sheets.

The Company provided CPaaS services to Shenzhen City Yunjitong Technology Co., Ltd (“Shenzhen City Yunjitong”). Revenues of RMB3, RMB3 and RMB5 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2019, 2020 and 2021, the amounts due from Shenzhen City Yunjitong were RMB6, RMB6 and nil, respectively.

The Company provided CPaaS services to Jingu. Revenues of nil, RMB208 and RMB99 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively. Accounts receivable from Jingu were nil, RMB38 and nil as of December 31, 2019, 2020 and 2021, which are included in accounts amounts due from related parties on the consolidated balance sheets.

(d)
Sub-lease income from an equity investee

For the years ended December 31, 2019, 2020 and 2021, the Group leased office to Jingu with sub-lease income of nil, RMB317 and nil, respectively. As of December 31, 2019, 2020 and 2021, the amount due from the equity investee was nil, RMB1,400 and nil, respectively.

(e)
Outsourcing services purchased from related parties

The Company purchased from Hi Sun Group project development services, which is included in cost of revenues of RMB7,111, RMB368, and nil, for the years ended December 31, 2019, 2020 and 2021, respectively and research and development services, which is included in research and development expenses of nil, RMB5,667 and 1,974 for the years ended December 31, 2019, 2020 and 2021, respectively. Amounts due to Hi Sun Group were RMB3,405 RMB3,360 and nil as of December 31, 2019, 2020 and 2021, respectively, which is included in amounts due to a related party on the consolidated balance sheets.

The Company purchased from Shenyang Yunrongxin project development services, which is included in cost of revenues of nil, RMB1,046, and nil, for the years ended December 31, 2019, 2020 and 2021, respectively. Amounts due to Shenyang Yunrongxin were RMB160, RMB900 and RMB731 as of December 31, 2019, 2020 and 2021, which are included in accounts amounts due to related parties on the consolidated balance sheets.

The Company purchased from Shanghai Keshen project development services, amounts due to Shanghai Keshen were RMB58 as of December 31, 2021.

The Company purchased from Shenzhen City Yunjitong project development services, amounts due to Shenzhen City Yunjitong were RMB6, RMB6 and RMB5 as of December 31, 2019, 2020 and 2021, which are included in accounts amounts due to related parties on the consolidated balance sheets.

(f)
Rental expenses paid for a related party

For the years ended December 31,2019, 2020 and 2021, the Group paid rental expenses of RMB100, RMB150 and nil, respectively on behalf of Beijing Puhui Sizhong Technology Limited Company (“Puhui Sizhong”), a company affiliated with Mr. Changxun Sun, the Group's founder and a board member. The Group did not expect to collect the amount paid from Puhui Sizhong and therefore recognized the rental expenses paid on behalf of Puhui Sizhong as general and administrative expenses.

(iii)
The Company had the following related party balances as of December 31, 2019, 2020 and 2021:

	Notes	2019	2020	2021
		RMB	RMB	RMB
Accounts receivable - related parties, net:
-Hi Sun Technology (China) Limited	(b)	10,136	12,094	-
-Shanghai Keshen Information Technology Co., Ltd.	(b)	-	-	194
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	-	270	3
-Shenyang Yunrongxin Technology Co., Ltd	(c)	72	40	107
-Beijing Jingu Shitong Technology Co., Ltd	(c)	-	38	-

Amounts due from related parties:
-Three management employees	(a)	2,510	900	-
-Beijing Jingu Shitong Technology Co., Ltd	(a) (d)	-	1,400	-
-Hi Sun Technology (China) Limited	(b)	3,936	3,936	-
-Shenzhen City Yunjitong Technology Co., Ltd	(c)	6	6	-
Total amounts due from related parties		6,452	6,242	-

Amounts due to related parties:
-Hi Sun Technology (China) Limited	(e)	3,405	3,360	-
-Shenyang Yunrongxin Technology Co., Ltd	(e)	160	900	731
-Shenzhen City Yunjitong Technology Co., Ltd	(e)	6	6	5
-Shanghai Keshen Information Technology Co., Ltd.	(e)	-	-	58
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	173	-	-
Total amounts due to related parties		3,744	4,266	794